Accrued expenses and other current liabilities (Tables)	3 Months Ended
Mar. 31, 2026
Other Liabilities Disclosure [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accrued expenses and other current liabilities are comprised of the following as of March 31, 2026 and December 31, 2025:

	March 31, 2026	December 31, 2025
Accrued salaries and other payroll liabilities	$305	$36
Accrued professional services	2,383	1,962
Other accrued expenses and current liabilities	590	193
Total	$3,278	$2,191